Inventories and cost of sales (Details) - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [text block] [Abstract]
Cost of inventories recognized as an expense	$ 3,290,994	$ 1,280,829	$ 958,469
Write-downs of inventory	$ 24,438	$ 14,273	$ 7,084